OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07292

North American Government Bond Fund, Inc.

(Exact name of registrant as specified in charter)

40 West 57th Street, 18th Floor New York, New York	10019
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI, Inc.           40 West 57th Street, 18th Floor          New York, New York 10019

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:         October 31, 2010

Date of reporting period:       January 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

North American Government Bond Fund
Schedule of Investments
January 31, 2010 (Unaudited)

Security	Interest Rate	Maturity Date	Principal Amount 1	Market Value
CANADIAN SECURITIES - 18.28%
Canadian Government Bonds	3.750%	06/01/12	CAD 7,500,000	$7,377,315
Canadian Government Bonds	3.500%	06/01/13	3,100,000	3,042,854
Canadian Government Bonds	4.000%	06/01/17	12,500,000	12,458,029
Canadian Government Bonds	3.500%	06/01/20	4,840,000	4,533,177

Total Canadian Securities (Cost $27,399,823)				$27,411,375

MEXICAN SECURITIES - 7.80%
Mexican Bono 2	9.000%	12/20/12	MXN 31,782,400	$2,612,715
Mexican Bono 2	9.500%	12/18/14	42,100,000	3,540,706
Mexican Bono 2	7.999%	12/17/15	49,017,000	3,863,688
Mexican Bono 2	8.499%	12/13/18	21,130,000	1,687,759

Total Mexican Securities (Cost $12,461,133)				$11,704,868

US TREASURY OBLIGATIONS - 71.76%
US Treasury Notes	1.750%	03/31/10	$500,000	$501,465
US Treasury Notes	2.125%	04/30/10	1,100,000	1,105,716
US Treasury Notes	2.625%	05/31/10	3,000,000	3,025,431
US Treasury Notes	2.875%	06/30/10	23,000,000	23,265,052
US Treasury Notes	1.250%	11/30/10	6,500,000	6,554,594
US Treasury Notes	4.250%	11/15/17	9,500,000	10,150,902
US Treasury Bonds	8.750%	05/15/17	12,800,000	17,508,006
US Treasury Bonds	8.875%	08/15/17	10,300,000	14,226,875
US Treasury Bonds	8.125%	08/15/19	8,500,000	11,617,774
US Treasury Bonds	8.500%	02/15/20	11,000,000	15,482,500
US Treasury Bonds	8.750%	08/15/20	2,300,000	3,307,329
US Treasury Bonds	7.875%	02/15/21	650,000	889,281

Total US Treasury Obligations (Cost $108,902,753)				$107,634,925

North American Government Bond Fund
Schedule of Investments (Continued)

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS - 1.03%
JPMorgan Chase, N.A.
Dated 01/29/10, 0.03%, principal and interest in the amount of $1,548,004 due 02/01/10, collateralized by US Treasury Inflation-Protected Note, par value of $1,360,000, due 01/15/16 with a value of $1,583,879 (Cost $1,548,000)	$1,548,000	$1,548,000

Total Investments - 98.87% (Cost $150,311,709) *		$148,299,168

Other Assets in Excess of Liabilities - 1.13%		1,698,096

Net Assets - 100.00%		$149,997,264

CAD	Canadian dollar
MXN	Mexican peso

1	Principal Amount is shown in US dollars unless otherwise noted.
2	Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.
*	Cost for Federal income tax purposes is $150,311,709 and net unrealized depreciation on a tax basis consists of:

Gross Unrealized Appreciation	$586,765
Gross Unrealized Depreciation	(2,599,306)
Net Unrealized Depreciation	$(2,012,541)

See Notes to Schedule of Investments.

North American Government Bond Fund
Notes to Schedule of Investments
January 31, 2010 (Unaudited)

1.  Securities Valuation

North American Government Bond Fund’s (the “Fund”) exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time).  In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices.  Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices.  Debt securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and an event is likely to affect the Fund’s net asset value per share.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$-	$39,116,243	$-	$39,116,243
US Treasury Obligations	-	107,634,925	-	107,634,925
Repurchase Agreements	-	1,548,000	-	1,548,000
Total	$-	$148,299,168	$-	$148,299,168

2.  Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Item 2.	Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   North American Government Bond Fund, Inc.

By (Signature and Title)*	/s/ R. Alan Medaugh
R. Alan Medaugh, President

Date          March 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Alan Medaugh
R. Alan Medaugh, President

Date          March 4, 2010

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date          March 4, 2010

* Print the name and title of each signing officer under his or her signature.